Perkins Discovery Fund

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
97.48%	COMMON STOCK
20.07%	BIOTECHNOLOGY
	Journey Medical Corp.(A)	22,000	$124,080
	MDxHealth SA(A)	35,000	83,650
	Veracyte, Inc.(A)	21,000	455,070
	Vericel Corp.(A)	15,000	688,200
			1,351,000
5.87% CONSUMER DISCRETIONARY
Magnite, Inc.(A)	20,000	265,800
Perion Network Ltd.(A)	15,500	129,425
		395,225
1.78%	FINANCIALS
	FlexShopper, Inc.(A)	93,500	119,680
11.25%	HEALTH CARE DRUGS/SERVICES
	ANI Pharmaceuticals, Inc.(A)	7,100	452,128
	NeoGenomics, Inc.(A)	22,000	305,140
			757,268
2.54%	HEALTH CARE MANUFACTURING
	AtriCure, Inc.(A)	7,500	170,775
8.95%	HEALTH CARE SUPPLIES
	Axogen, Inc.(A)	32,500	235,300
	BioLife Solutions, Inc.(A)	12,500	267,875
	CryoPort, Inc.(A)	10,000	69,100
	Exagen, Inc.(A)	16,500	30,030
			602,305
19.08%	HEALTH CARE SUPPORT
	Natera, Inc.(A)	8,750	947,538
	Option Care Health, Inc.(A)	11,000	304,700
	Rockwell Medical, Inc.(A)	18,181	31,999
			1,284,237

Perkins Discovery Fund

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
4.13% HEALTH CARE TECHNOLOGY
OptimizeRX Corp.(A)	14,000	$140,000
Streamline Health Solutions, Inc.(A)	131,000	60,365
Tactile Systems Technology, Inc.(A)	6,500	77,610
		277,975
11.38% INFORMATION TECHNOLOGY
Airgain, Inc.(A)	15,500	93,620
Akoustis Technologies, Inc.(A)	29,000	3,819
Cantaloupe, Inc.(A)	43,000	283,800
Digi International, Inc.(A)	11,000	252,230
Inuvo, Inc.(A)	514,500	132,124
		765,593
12.43%	SOFTWARE SERVICES
	Asure Software, Inc.(A)	25,000	210,000
	ePlus, Inc.(A)	8,500	626,280
			836,280
97.48%	TOTAL COMMON STOCK		6,560,338
2.45%	MONEY MARKET FUND
	Fidelity Government Portfolio 5.210%(B)	164,663	164,663
99.93%	TOTAL INVESTMENTS		6,725,001
0.07%	Other assets net of liabilities		4,890
100.00%	NET ASSETS		$6,729,891

(A)Non-income producing

(B)Effective 7 day yield as of June 30,2024

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK		$6,560,338		$6,560,338
MONEY MARKET FUND		$164,663		$164,663
TOTAL INVESTMENTS		$6,725,001		$6,725,001

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $4,449,748, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,795,912
Gross unrealized depreciation	(1,520,659)
Net unrealized appreciation	$2,275,253